Summary of Significant Accounting Policies (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Computer Equipment [Member]
Property, Plant and Equipment, Depreciation Methods	straight-line	straight-line
Property, Plant and Equipment, Useful Life	3 years	3 years
Office Equipment [Member]
Property, Plant and Equipment, Depreciation Methods	straight-line	straight-line
Property, Plant and Equipment, Useful Life	5 years	5 years
Software [Member]
Property, Plant and Equipment, Depreciation Methods	straight-line	straight-line
Property, Plant and Equipment, Useful Life	3 years	3 years